LEASE LIABILITIES - Disclosure of Detailed Information About Movement in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Balance	$ 37,583	$ 39,861
Additions	6,771	6,423
Remeasurements	6,151	2,815
Disposals	(36)
Finance costs	2,605	2,131
Repayment of principal	(15,238)	(11,575)
Repayments of finance costs	(2,572)	(2,104)
Transfer to asset held-for-sale	(82)	(458)
Foreign exchange gain	1,520	490
Balance	36,702	37,583
Current portion of lease liabilities	17,370	13,827
Non-current portion of lease liabilities	19,332	23,756
Category I Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	5,943	5,253
Additions	2,231	3,109
Remeasurements	0	0
Disposals	0
Finance costs	388	237
Repayment of principal	(3,502)	(2,446)
Repayments of finance costs	(389)	(210)
Transfer to asset held-for-sale	0	0
Foreign exchange gain	0	0
Balance	4,671	5,943
Current portion of lease liabilities	3,144	2,801
Non-current portion of lease liabilities	1,527	3,142
Category II Leases [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	31,640	34,544
Additions	4,540	3,314
Remeasurements	6,151	2,815
Disposals	(36)
Finance costs	2,217	1,894
Repayment of principal	(11,736)	(9,065)
Repayments of finance costs	2,183	(1,894)
Transfer to asset held-for-sale	(82)	(458)
Foreign exchange gain	1,520	490
Balance	32,031	31,640
Current portion of lease liabilities	14,226	11,026
Non-current portion of lease liabilities	17,805	20,614
Equipment Financing [Member]
Disclosure Of Lease Liabilities [Line Items]
Balance	0	64
Additions	0	0
Remeasurements	0	0
Disposals	0
Finance costs	0	0
Repayment of principal	0	(64)
Repayments of finance costs	0	0
Transfer to asset held-for-sale	0	0
Foreign exchange gain	0	0
Balance	0	0
Current portion of lease liabilities	0	0
Non-current portion of lease liabilities	$ 0	$ 0